Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Current Liabilities.
Current liabilities

	December 31,	December 31,
	2018	2017
	(€ in thousands)
Borrowings	—	1,960
Trade payables	135	546
Social securities and other taxes	—	1,019
Pension premiums	7	—
Deferred income	545	347
Accrued expenses and other liabilities	7,473	4,622
	8,160	8,494